Contents of Significant Accounts - Long-Term Loans - Additional Information (Detail)	Dec. 30, 2019 TWD ($)	Sep. 11, 2018 TWD ($)	Feb. 09, 2018 TWD ($)	Nov. 02, 2016 TWD ($)	Oct. 17, 2016 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)
Unsecured syndicated loans from bank of Taiwan and 7 others [member]
Disclosure of detailed information about borrowings [line items]
Endorsement									$ 748,000,000
Unsecured syndicated loans from bank of Taiwan and 7 others [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Endorsement									2,448,000,000
Secured syndicated loans from China development bank [member]
Disclosure of detailed information about borrowings [line items]
Endorsement						$ 10,350,000,000			13,696,000,000
Secured syndicated loans from China development bank [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement						4,564,000,000			3,914,000,000
Secured syndicated loans from China development bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Endorsement							$ 371,000,000	¥ 1,970,000,000		$ 464,000,000
Secured syndicated loans from China development bank [member] | Top of range [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement						8,362,000,000			8,832,000,000
Unsecured Revolving Loan [Member] | Taipei Fubon Bank [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period			5-year
Debt maximum borrowing capacity			$ 2,000,000,000
Unused line of credit						800,000,000			2,000,000,000
Unsecured Revolving Loan [Member] | Mega International Commercial Bank [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period					5-year
Debt maximum borrowing capacity					$ 3,000,000,000
Unused line of credit									500,000,000
Unsecured Revolving Loan [Member] | Chang Hwa Commercial Bank [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period				5-year
Debt maximum borrowing capacity				$ 3,000,000,000
Unused line of credit						1,700,000,000			600,000,000
Unsecured Revolving Loan [Member] | KGI Commercial Bank [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period		5-year
Debt maximum borrowing capacity		$ 2,500,000,000
Unused line of credit						$ 1,000,000,000			2,500,000,000
Unsecured Revolving Loan [Member] | First Commercial Bank [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period	1-year
Debt maximum borrowing capacity	$ 2,000,000,000
Unused line of credit									$ 2,000,000,000